Consolidated Statements of Cash Flows Parenthetical - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 35,772	$ 25,976	$ 188,749	$ 136,030